Leases (Details) - EUR (€)	Aug. 17, 2023	Nov. 15, 2022	Sep. 26, 2022	Jun. 01, 2022	Jan. 01, 2021	Sep. 08, 2020
Leases (Details) [Line Items]
Monthly lease payment	€ 572	€ 417	€ 420		€ 827	€ 527
Percentage of customer price index					2.00%
Lease agreement term				3 years
First Year [Member]
Leases (Details) [Line Items]
Monthly lease payment				€ 3,384
Second Year [Member]
Leases (Details) [Line Items]
Monthly lease payment				€ 3,483